Supplement to
Fidelity's Connecticut Municipal Funds
January 29, 2015
Prospectus

The following information supplements information for Fidelity Connecticut Municipal Money Market Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 10.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Fidelity Connecticut Municipal Money Market Fund found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 20.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Fidelity Connecticut Municipal Money Market Fund found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 23.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

CTF-CTM-15-01  October 14, 2015
1.475744.133

Supplement to the
Fidelity® New Jersey AMT Tax-Free Money Market Fund
Institutional Class
January 29, 2015
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 5.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 11.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information found in the "Shareholder Information" section under the heading "Buying Shares" on page 12.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

NJA-15-01  October 14, 2015
1.857354.110

Supplement to the
Fidelity® New Jersey AMT Tax-Free Money Market Fund
Service Class
January 29, 2015
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 6.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 11.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information found in the "Shareholder Information" section under the heading "Buying Shares" on page 12.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

NJAS-15-01  October 14, 2015
1.857355.110

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2015
Prospectus

The following information supplements information for Fidelity New Jersey AMT Tax-Free Money market Fund and Fidelity New Jersey Municipal Money Market Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 5 and 13.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 24.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Fidelity New Jersey AMT Tax-Free Money Market Fund and Fidelity New Jersey Municipal Money Market Fund found in the "Shareholder Information" section under the heading "Buying Shares" on page 27.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

NJN-15-01  October 14, 2015
1.475763.138